DEFERRED CONNECTION FEES (Details) (RUB) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Change in deferred connection fees
Balance, beginning of the year	3,649	3,817
Payments received and deferred during the year	1,763	1,714
Amounts amortized and recognized as revenue during the year	(1,912)	(1,921)
Currency translation adjustment	(63)	39
Balance, end of the year	3,437	3,649
Less: current portion	(1,677)	(1,604)
Non-current portion	1,760	2,045